Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6		6
Quoted market price (gbp per share) | £ / shares			£ 4.66	£ 4.75
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	545,044,000	564,079,000	545,044,000	564,079,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.04	$ 4.00
Number of options exercisable (in shares)	905,000	342,000	905,000	342,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 3.31	$ 4.99
Dilutive effect (in shares)	166,581,000	83,204,000